Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2025
Financial Risk Management [Abstract]
Disclosure of maturity profile and exposure of non-current borrowings
The maturity profile of the Company’s non-current borrowings, including lease liabilities, is presented below:

	2025	2024
Loans from related parties
Between 1 and 2 years	$214,651	$13,298
Between 2 and 3 years	—	189,683
Between 3 and 4 years	175,787	—
Between 4 and 5 years	—	155,241
Over 5 years	—	—
Total loans from related parties	$390,438	$358,222

Lease liabilities
Between 1 and 2 years	$8,122	$7,950
Between 2 and 3 years	6,726	6,936
Between 3 and 4 years	7,702	5,524
Between 4 and 5 years	5,166	6,338
Over 5 years	27,704	29,219
Total lease liabilities	$55,420	$55,967
Total non-current borrowings	$445,858	$414,189
The table below summarizes the maturity profile of financial liabilities at December 31, 2025 based on contractual undiscounted payments.

	Less than 6 months	6 to 12 months	1 to 5 years	>5 years	Total
Loans from related parties	$7,696	$7,696	$419,121	$—	$434,513
Loans from third parties	—	—	—	—	—
Lease liabilities	6,244	6,244	38,228	35,375	86,091
Derivative financial instruments	2,636	2,626	—	—	5,262
Other non-current liabilities	—	—	—	—	—
Trade and other payables	144,681	—	—	—	144,681
	$161,257	$16,566	$457,349	$35,375	$670,547
The table below summarizes the maturity profile of financial liabilities at December 31, 2024 based on contractual undiscounted payments.

	Less than 6 months	6 to 12 months	1 to 5 years	>5 years	Total
Loans from related parties	$11,446	$7,135	$397,591	$—	$416,172
Loans from third parties	25,143	—	—	—	25,143
Lease liabilities	6,974	6,974	37,286	37,440	88,674
Derivative financial instruments	2,210	3,436	26,261	—	31,907
Other non-current liabilities	—	—	—	—	—
Trade and other payables	148,558	—	—	—	148,558
	$194,331	$17,545	$461,138	$37,440	$710,454

Disclosure of sensitivity analysis
The following table demonstrates the sensitivity of the Company’s profit before income tax to reasonable changes in foreign exchange rates (after taking into consideration the impact of outstanding economic hedges in place for Euro denominated borrowings and other obligations), with all other variables held constant:

Year Ended	Decrease in USD:Euro FX Rate	Effect on profit before tax (-/+)	Increase in USD:Euro FX Rate	Effect on profit before tax (+/-)
12/31/25	5.0%	$—	(5.0)%	$—
12/31/24	5.0%	$—	(5.0)%	$—
12/31/23	5.0%	$—	(5.0)%	$—
The following table demonstrates the sensitivity of the Company’s profit before income tax (considering the impact of the outstanding floating rate borrowings at the end of the period) to reasonable changes in interest rates, with all other variables held constant:

Year Ended	Interest Rate Increase	Effect on profit before tax (-/+)	Interest Rate Decrease	Effect on profit before tax (+/-)
12/31/25	1.0%	$—	(1.0)%	$—
12/31/24	1.0%	$133	(1.0)%	$(133)
12/31/23	1.0%	$403	(1.0)%	$(403)
The following table demonstrates the sensitivity of the Company’s other comprehensive income (OCI) (considering the impact of the outstanding contracts at the end of the period) to reasonable changes in natural gas pricing, with all other variables held constant:

Year Ended	Decrease in NG contract price	Effect on OCI before tax (-/+)	Increase in NG contract price	Effect on OCI before tax (+/-)
12/31/25	$1.00	$—	$1.00	$—
12/31/24	$1.00	$—	$1.00	$—
12/31/23	$1.00	$390	$1.00	$(390)

Disclosure of financial assets
As of December 31, 2025 and 2024, the Company’s financial assets were classified as follows:

	2025		2024
	Assets at amortized cost	Assets at FVPL *	Assets at amortized cost	Assets at FVPL *

Financial Assets
Trade receivables, net	$54,308	$—	$48,119	$—
Other receivables, net	58,096	—	57,937	—
Other asstes, non-current	—	9,139	—	10,076
Derivative financial instruments	—	28,046	—	709
Derivative credit support payments	—	—	4,389	—
Cash and cash equivalents	211,750	—	12,124	—
	$324,154	$37,185	$122,569	$10,785

Disclosure of financial liabilities
At December 31, 2025 and 2024, the Company’s financial liabilities were classified as follows:

	2025		2024
	Liabilities at amortized cost	Liabilities at FVPL *	Liabilities at amortized cost	Liabilities at FVPL *
Financial Liabilities
Accounts payable	$130,500	$—	$139,831	$—
Related party payables	14,181	—	8,727	—
Borrowings	395,825	—	391,830	—
Derivative financial instruments-economic hedges	—	—	—	9,432
Derivative credit support receipts	28,317	—	304	—
Other noncurrent liabilities	330	—	330	—
	$569,153	$—	$541,022	$9,432

*    “FVPL” Fair value through profit or loss